Financial Liabilities	12 Months Ended
Dec. 31, 2022
Textblock 1 [Abstract]
Financial Liabilities
12.
Financial Liabilities
(a)
Financial liabilities as of December 31, 2021 and 2022 are as follows:

(In millions of won)	December 31, 2021		December 31, 2022
Current
Short-term borrowings	₩	613,733	2,578,552
Current portion of long-term borrowings and bonds		3,393,506	2,855,565
Derivatives(*1)		8,594	14,443
Cash flow hedging derivatives(*2)		13,400	—
Lease liabilities		40,479	40,694
	₩	4,069,712	5,489,254
Non-current
Won denominated borrowings	₩	2,173,500	1,644,602
Foreign currency denominated borrowings		5,487,091	6,780,593
Bonds		995,976	1,132,098
Derivatives(*1)		2,331	32,965
Lease liabilities		43,847	32,094
	₩	8,702,745	9,622,352

(*1) Represents cross currency interest rate swap contracts and others entered into by the Group to hedge currency and interest rate risks with respect to foreign currency denominated borrowings and bonds. The contracts are not designated as hedging instruments.

(*2) Represents forward exchange contracts entered into by the Group to hedge exchange rate risks with respect to forecast sales in foreign currency. The contracts are designated as hedging instruments.

(b)
Short-term borrowings as of December 31, 2021 and 2022 are as follows.

(In millions of won and USD)
Lender	Annual interest rate as of December 31, 2022 (%)	December 31, 2021		December 31, 2022
The Export-Import Bank of Korea and others	2.13~6.01	₩	—	1,952,289
Standard Chartered Bank Vietnam and others	3.10~5.59		613,733	626,263
		USD 518		USD 1,252
Foreign currency equivalent			—	CNY 1,000
		₩	613,733	2,578,552

12.
Financial Liabilities. Continued
(c)
Won denominated long-term borrowings as of December 31, 2021 and 2022 are as follows:

(In millions of won)
Lender	Annual interest rate as of December 31, 2022 (%)	December 31, 2021		December 31, 2022
Korea Development Bank and others	1.90~5.30	₩	2,785,000	2,986,102
Less current portion of long-term borrowings			(611,500)	(1,341,500)
		₩	2,173,500	1,644,602

(d)
Foreign currency denominated long-term borrowings as of December 31, 2021 and 2022 are as follows:

(In millions of won, USD and CNY)
Lender	Annual interest rate as of December 31, 2022 (%)	December 31, 2021		December 31, 2022
KEB Hana Bank and others	1.82~6.86	₩	2,163,538	2,674,003
China Construction Bank and others	3.00~6.34		4,489,974	5,304,007
		USD 2,782		USD 3,494
Foreign currency equivalent		CNY 18,017		CNY 19,569
Less current portion of long-term borrowings		₩	(1,166,421)	(1,197,417)
		₩	5,487,091	6,780,593

12.
Financial Liabilities. Continued
(e)
Details of bonds issued and outstanding as of December 31, 2021 and 2022 are as follows:

(In millions of won and USD)
	Maturity	Annual interest rate as of December 31, 2022 (%)	December 31, 2021		December 31, 2022
Won denominated bonds at amortized cost(*1)
Publicly issued bonds	February 2023 ~ February 2027	2.29~3.66	₩	1,320,000	1,215,000
Privately issued bonds	May 2025 ~ May 2033	3.25~4.25		160,000	110,000
Less discount on bonds				(2,534)	(2,927)
Less current portion				(599,825)	(189,975)
			₩	877,641	1,132,098
Foreign currency denominated bonds at amortized cost(*2)
Privately issued bonds	April 2023	5.88	₩	118,550	126,730
Foreign currency equivalent			USD 100		USD 100
Less discount on bonds				(215)	(57)
Less current portion				—	(126,673)
			₩	118,335	—
Financial liabilities at fair value through profit or loss
Foreign currency denominated convertible bonds(*3)	August 2024	1.50	₩	1,015,760	—
Foreign currency equivalent			USD 857		—
Less current portion				(1,015,760)	—
			₩	—	—
			₩	995,976	1,132,098

(*1) Principal of the won denominated bonds is to be repaid at maturity and interests are paid quarterly.

(*2) Principal of the foreign currency denominated bonds is to be repaid at maturity and interests are paid quarterly or semi-annually.

(*3) USD 667 million was redeemed upon the bondholders’ exercise of their put option, and the remaining outstanding balance (USD 21 million) was fully redeemed upon the Group’s exercise of its early redemption right.

12.
Financial Liabilities. Continued
(f)
Details of the convertible bonds issued in 2019 and early deemed during the year ended December 31, 2022 are as follows:

Description
Type	Unsecured foreign currency denominated convertible bonds
Issuance amount	USD 687,800,000
Annual interest rate (%)	1.50
Issuance date	August 22, 2019
Maturity date	August 22, 2024
Interest payment	Payable semi-annually in arrear until maturity date
Principal redemption	1. Redemption at maturity: Redeemed on the maturity date, at their outstanding principal amount, which has not been early redeemed or converted.

2. Early redemption:

The Controlling Company has a right to redeem before maturity (call option) or the bondholders have a right to require the Controlling Company to redeem before maturity (put option). At exercise of each option, the outstanding principal amount together with accrued but unpaid interest are to be redeemed.

Conversion price	~~W~~19,165 per common share (subject to adjustment based on diluted effects of certain events)
Conversion period	From August 23, 2020 to August 12, 2024
Redemption at the option of the issuer (Call option)

- On or at any time after 3 years from the issuance, if the closing price of the shares for any 20 trading days out of the 30 consecutive trading days is at least 130% of the applicable conversion price

- The aggregate principal amount of the convertible bonds outstanding is less than 10% of the aggregate principal amount originally issued, or

- In the event of certain changes in laws and other directives resulting in additional taxes for the holders

Redemption at the option of the bondholders (Put option)	On the third anniversary from the issuance date

The Group designated the convertible bonds as financial liabilities at fair value through profit or loss and recognized the change in fair value in profit or loss.